Ordinary Shares - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended				1 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended
	Oct. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 USD ($)	Apr. 26, 2011 USD ($)	Nov. 30, 2013 Class B Ordinary shares [Member]	Oct. 31, 2013 Class B Ordinary shares [Member] USD ($)	Dec. 31, 2013 Class B Ordinary shares [Member] USD ($)	Dec. 31, 2012 Class B Ordinary shares [Member] USD ($)	Nov. 30, 2013 Class A Ordinary shares [Member]	Dec. 31, 2013 Class A Ordinary shares [Member] USD ($)
Class of Stock [Line Items]
Share options exercised	2,660,000
Options exercise price per share	$ 0.2
Number of common shares issued during period							2,660,000
Ordinary shares, par value per share				$ 0.00005	$ 0.00005		$ 0.00005	$ 0.00005	$ 0.00005		$ 0.00005
Aggregate consideration on issuance of ordinary shares		455,339	43,006				$ 532
Conversion of ordinary shares, shares converted						231,428,220				66,539,000
Authorized share capital, ordinary shares				1,000,000,000				300,000,000	931,878,540		700,000,000
Voting rights per share								Ten votes per share			One vote per share
Ordinary shares conversion basis								Each share of Class B ordinary shares is entitled to ten votes per share and is convertible into one Class A ordinary share at any time by the holder thereof
Conversion of convertible note, ordinary shares issued								19,230,769
Private placement, ordinary shares issued								11,538,462
Ordinary shares issued, aggregate consideration								$ 15,000
Ordinary shares issued								262,197,451	228,768,220		66,539,000
Ordinary shares outstanding								262,197,451	228,768,220		66,539,000